Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Insurance [Line Items]
Premium deficiency reserve	$ 231,357	$ 80,628
Variable annuities
Insurance [Line Items]
Account balances of separate accounts with guarantees, invested in equity, fixed income and balanced mutual funds	222,200	202,200
Account balances of separate accounts with guarantees, invested in money market mutual funds	$ 21,700	$ 21,500